Other Financial Instruments, Derivatives and Currency Risk (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Outstanding Notes

The following table summarizes the outstanding notes as of December 31, 2012:

	Principal amount*	Fixed/ floating	Current coupon rate	Maturity date
Senior Secured Notes	$422	Fixed	9.75%	2018
Senior Secured Notes	$616	Floating	5.81%	2016
Senior Secured Notes	€142	Floating	2.96%	2013
Senior Secured Notes	$58	Floating	3.09%	2013
Term Loan	$491	Floating	4.5%	2017
Term Loan	$494	Floating	5.5%	2017
Revolving Credit Facility	$230	Floating	2.71%	2017
Term Loan	$471	Floating	5.25%	2019
Term Loan	$500	Floating	4.75%	2020

*	amount in millions